Accounting Changes - Narrative (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization	CAD 635	CAD 601	CAD 545
Alberta Mine | Change in Useful Lives Estimate
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization	58
Sundance Unit 1 | Change in Useful Lives Estimate
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization	26
Sundance Unit 2 | Change in Useful Lives Estimate
Disclosure of changes in accounting estimates [line items]
Depreciation and amortization	CAD 4
IFRS 15
Disclosure of changes in accounting estimates [line items]
Cumulative Effect of New Accounting Principle in Period of Adoption				CAD 12